UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21771

YieldQuest Funds Trust

(Exact name of registrant as specified in charter)

3575 Piedmont Rd, Suite 1550, Atlanta, GA 30305

(Address of principal executive offices)

(Zip code)

Emile R. Molineaux

Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

404-446-2270

Date of fiscal year end:

10/31

Date of reporting period:01/31/07

Item 1.  Schedule of Investments.

YIELDQUEST CORE EQUITY FUND (Unaudited)
SCHEDULE OF INVESTMENTS			January 31, 2007
% of
Net Assets	Description	Shares	Value
60.17%	COMMON STOCKS

0.76%	Advertising
	Getty Images, Inc.	3,260	$ 160,522

1.92%	Aerospace/Defense
	Boeing Co.	2,325	208,227
	Empresa Brasileira de Aeronautica SA	1,150	46,632
	European Aeronautic Defence and Space Co. NV	1,750	57,896
	Rolls-Royce Group PLC	9,800	89,774
			402,529
0.64%	Agriculture
	Archer-Daniels-Midland Co.	4,200	134,400
1.91%	Airlines
	Air France-KLM	250	11,377
	Airtran Holdings, Inc.	1,290	14,280
	Alaska Air Group, Inc.	505	21,639
	AMR Corp.	1,525	56,501
	Continental Airlines, Inc.	1,360	56,426
	Deutsche Lufthansa AG	375	10,423
	Gol Linhas Aereas Inteligentes SA	375	11,291
	JetBlue Airways Corp.	1,080	14,774
	Mesa Air Group, Inc.	3,600	26,964
	Singapore Airlines, Ltd.	950	10,863
	Southwest Airlines Co.	3,350	50,585
	UAL Corp.	1,290	55,728
	US Airways Group, Inc.	1,090	61,018
			401,869
1.24%	Auto Manufacturers
	Bayerische Motoren Werke AG	900	54,674
	General Motors Corp.	6,300	206,892
			261,566
2.72%	Banks
	Bank of America Corp.	4,500	236,610
	Barclays PLC	1,400	82,586
	Kookmin Bank	900	71,577
	Mitsubishi UFJ Financial Group, Inc.	3,900	47,385
	Mizuho Financial Group, Inc.	3,350	48,709
	Royal Bank of Scotland Group PLC	2,100	84,060
			570,927
1.40%	Biotechnology
	Amgen, Inc.	2,810	197,739
	Genentech, Inc.	1,100	96,107
			293,846
0.46%	Building Materials
	USG Corp.	1,800	96,480
0.45%	Chemicals
	The Dow Chemical Co.	2,300	95,542
1.16%	Coal
	Arch Coal, Inc.	1,265	37,596
	Massey Energy Co.	1,720	40,747
	Peabody Energy Corp.	4,025	164,341
			242,684
0.80%	Commercial Services
	Apollo Group, Inc. *	2,490	108,066
	Sotheby's	1,600	59,328
			167,394
3.57%	Computers
	Apple Computer, Inc. *	2,400	205,752
	Dell, Inc. *	3,475	84,269
	Hewlett Packard Co.	4,100	177,448
	International Business Machines Co.	900	89,235
	SanDisk Corp. *	4,790	192,558
			749,262
5.63%	Diversified Financial Services
	American Express Co.	2,500	145,550
	Calamos Asset Management, Inc.	2,800	76,692
	Capital One Financial Corp.	1,750	140,700
	Citigroup, Inc.	1,700	93,721
	Franklin Resources, Inc.	850	101,244
	J.P. Morgan Chase & Co.	1,400	71,302
	Legg Mason, Inc.	960	100,656
	SLM Corp.	3,425	157,413
	T. Rowe Price Group, Inc.	1,750	83,983
	Thornburg Mortgage, Inc.	3,875	104,238
	UBS AG	1,700	107,117
			1,182,616
0.32%	Diversified Holding Companies
	LVMH Moet Hennessy Louis Vuitton SA	645	67,806
0.57%	Electronics
	Cymer, Inc. *	2,820	119,089
1.55%	Food
	The Hershey Co.	2,400	122,496
	Whole Foods Market, Inc.	4,700	202,993
			325,489
3.27%	Healthcare Products & Services
	Aetna, Inc.	1,750	73,780
	Johnson & Johnson	1,800	120,240
	Quest Diagnostics, Inc.	3,050	160,064
	UnitedHealth Group, Inc.	4,000	209,040
	WellPoint, Inc. *	1,570	123,057
			686,181
0.79%	Insurance
	American International Group, Inc.	2,425	165,991
1.11%	Internet
	eBay, Inc. *	1,350	43,727
	Google, Inc. *	195	97,754
	IAC/InterActive Corp. *	1,150	44,160
	Yahoo!, Inc. *	1,650	46,712
			232,353
1.16%	Machinery-Diversified
	Caterpillar, Inc.	3,340	213,994
	Cummins, Inc.	225	30,276
			244,270
1.26%	Mining
	BHP Billiton, Ltd.	1,400	57,386
	Freeport-McMoRan Copper & Gold, Inc.	1,300	74,763
	Rio Tinto PLC	615	132,969
			265,118
2.59%	Miscellaneous Manufacturing
	General Electric Co.	11,450	412,773
	Textron, Inc.	1,400	130,438
			543,211
5.01%	Oil & Gas
	Anadarko Petroleum Corp.	4,650	203,438
	BP PLC	28	293
	ConocoPhillips	4,000	265,640
	Halliburton Co.	6,800	200,872
	LUKOIL	900	71,550
	OAO Gazprom	1,710	73,445
	Occidental Petroleum Corp.	3,575	165,737
	Singapore Petroleum Co., Ltd.	25,000	70,938
			1,051,913
4.43%	Pharmaceuticals
	Barr Pharmaceuticals, Inc. *	1,175	62,886
	Eli Lilly & Co.	2,450	132,594
	King Pharmaceuticals, Inc. *	3,560	63,581
	Mylan Laboratories, Inc.	2,940	65,091
	Novartis AG	2,200	126,918
	Pfizer, Inc.	8,280	217,267
	Teva Pharmaceuticals, Inc.	3,550	124,605
	Wyeth	2,800	138,348
			931,290
1.40%	REITS (Real Estate Investment Trust)
	American Home Mortgage Investment Corp.	3,925	137,140
	New Century Financial Corp.	5,165	156,345
			293,485
2.50%	Retail
	Best Buy Co., Inc.	2,100	105,840
	Circuit city Stores, Inc.	5,100	104,091
	CVS Corp.	1,700	57,205
	Home Depot, Inc.	2,875	117,128
	Sears Holdings Corp. *	330	58,295
	Wal-Mart Stores, Inc.	1,725	82,265
			524,824
4.74%	Semiconductors
	Advanced Micro Devices, Inc. *	13,450	209,148
	CSR PLC *	8,800	117,303
	Intel Corp.	9,250	193,880
	Kla-Tencor Corp.	2,200	108,306
	Micron Technology, Inc. *	11,100	143,745
	Nvidia Corp. *	2,300	70,495
	Texas Instruments, Inc.	4,900	152,831
			995,708
1.82%	Software
	Microsoft Corp.	10,050	310,143
	SAP AG	1,550	71,827
			381,970
3.50%	Telecommunications
	Cisco Systems, Inc. *	6,250	166,188
	Motorola, Inc.	7,650	151,853
	Nokia Corp.	6,700	148,070
	Nortel Networks Corp. *	2,700	72,279
	Sprint Nextel Corp.	6,400	114,112
	Verizon Communications, Inc.	2,150	82,818
			735,320
1.49%	Transportation
	Fedex Corp.	650	71,760
	United Parcel Service, Inc.	1,500	108,420
	YRC Worldwide, Inc. *	3,000	133,050
			313,230
	Total Common Stocks
	(Cost $12,345,612)		12,636,885

38.77%	EXCHANGE TRADED / CLOSED-END FUNDS
29.87%	Equity Closed-End Funds
	Adams Express Co.	40,845	568,153
	ASA Bermuda, Ltd.	800	49,680
	BlackRock Strategic Dividend Achievers Trust	68	1,032
	Boulder Total Return Fund, Inc.	18,950	411,784
	Central Europe and Russia Fund, Inc.	6,196	312,526
	Central Securities Corp.	14,375	379,931
	Claymore/Raymond James SB-1 Equity Fund	30,015	548,074
	Clough Global Opportunities Fund	16,000	287,200
	Cohen & Steers Dividend Majors Fund, Inc.	8,680	188,356
	Defined Strategy Fund, Inc.	2,500	51,525
	DWS Global Commodities Stock Fund, Inc.	2,400	37,536
	First Financial Fund, Inc.	10,500	155,400
	First Trust Value Line 100 Fund	29,705	455,972
	Gabelli Dividend & Income Trust	13,250	283,153
	Japan Equity Fund, Inc.	6,048	52,073
	John Hancock Patriot Select Dividend Trust	13,000	175,370
	John Hancock Tax-Advantaged Dividend Income Fund	17,500	352,625
	Korea Equity Fund, Inc.	10,100	102,212
	Liberty All-Star Equity Fund, Inc.	42,140	357,347
	Liberty All-Star Growth Fund, Inc.	65,112	361,372
	Source Capital, Inc.	760	50,844
	SunAmerica Focused Alpha Growth Fund	17,554	355,293
	SunAmerica Focused Alpha Large Cap Fund, Inc.	18,700	353,430
	Tri-Continential Corp.	16,900	384,137
			6,275,025
8.90%	Equity ETF
	Claymore/Clear Spin-Off ETF *	8,100	210,357
	First Trust AMEX Biotechnology Index Fund *	3,250	78,390
	iShares Dow Jones US Healthcare Providers Index Fund *	1,950	106,997
	iShares Dow Jones US Home Construction Index Fund	10,900	464,994
	iShares Dow Jones US Transportation Index Fund	3,625	319,435
	iShares MSCI Japan Index Fund	8,230	117,771
	iShares Nasdaq Biotechnology Index Fund *	2,100	167,664
	Market Vectors Gold Miners ETF	2,750	108,900
	Pharmaceutical HOLDRs Trust	800	63,552
	SPDR Russell/Nomura Small Cap Japan ETF	2,445	127,482
	streetTRACKS KBW Capital Markets ETF	1,475	103,530
			1,869,072
	Total Exchange Traded / Closed-End Funds
	(Cost $7,637,232)		8,144,097

0.66%	PURCHASED OPTIONS*	Contracts
	AMR Corp.:
	Puts @ $30, Expire Feb. 2007	7	105
	Baidu.com:
	Puts @ $110, Expire Feb. 2007	5	660
	Chicago Mercantile Exchange Holdings, Inc.:
	Puts @ $500, Expire Feb. 2007	2	40
	Continental Airlines, Inc.:
	Puts @ $40, Expire Feb. 2007	6	570
	FedEx Corp.:
	Calls @ $115, Expire Feb. 2007	57	1,995
	ICICI Bank, Ltd.:
	Puts @ $45, Expire Mar. 2007	10	2,350
	Infosys Technologies, Ltd.:
	Puts @ $55, Expire Mar. 2007	22	1,870
	iShares Dow Jones U.S. Real Estate Index:
	Puts @ $80, Expire Mar. 2007	7	88
	Puts @ $87, Expire Mar. 2007	134	9,380
	Puts @ $88, Expire Mar. 2007	49	4,165
	Puts @ $89, Expire Mar. 2007	15	1,650
			15,283
	iShares Dow Jones U.S. Transportation Index:
	Calls @ $90, Expire Mar. 2007	28	4,200
	iShares FTSE/Xinhua China 25 Index
	Puts @ $103, Expire Feb. 2007	15	3,150
	Puts @ $100, Expire Mar. 2007	22	5,720
			8,870
	iShares MSCI Emerging Markets Index:
	Puts @ $110, Expire Mar. 2007	16	4,080
	iShares Russell 2000:
	Puts @ $76, Expire Feb. 2007	39	780
	Nasdaq-100 Trust Series 1:
	Puts @ $43, Expire Feb. 2007	89	2,225
	Oil Service HOLDRs Trust:
	Calls @ $140, Expire Feb. 2007	18	2,880
	Calls @ $145, Expire Mar. 2007	66	14,520
	Calls @ $140, Expire Apr. 2007	30	18,600
			36,000
	SPDR - Consumer Discretionary Select Sector:
	Put @ $38, Expire Mar. 2007	18	360
	Put @ $39, Expire Mar. 2007	168	7,140
			7,500
	SPDR - Energy Select Sector:
	Calls @ $58, Expire Feb. 2007	64	7,040
	Calls @ $59, Expire Feb. 2007	40	2,600
	Calls @ $60, Expire Feb. 2007	52	1,820
	Calls @ $59, Expire Mar. 2007	16	2,448
	Calls @ $60, Expire Mar. 2007	186	20,460
			34,368
	SPDR - Homebuilders:
	Puts @ $36, Expire Mar. 2007	160	9,120
	SPDR - Trust Series 1:
	Puts @ $139, Expire Feb. 2007	44	704
	Tata Motors, Ltd.:
	Put @ $22.50, Expire Mar. 2007	12	2,880
	Telecom HOLDRs Trust:
	Put @ $30, Expire Feb. 2007	126	1,260
	US Airways Group, Inc.:
	Put @ $55, Expire Feb. 2007	4	580
	Wipro, Ltd.:
	Put @ $17.50, Expire Mar. 2007	28	2,660

	Total Purchased Options		138,100
	(Cost $218,921)

0.30%	CORPORATE BONDS & NOTES	Principal
	Delta Airlines, Inc.:
	8.30%, 12/15/2029 (a) (Cost $64,760)	100,000	62,000

0.74%	SHORT-TERM INVESTMENT
0.74%	Money Market Fund
	BNY Hamilton Fund	Shares
	4.95%, 2/1/2007 (Cost $156,231)	156,231	$ 156,231

100.64%	Total Investments
	(Cost $20,422,756)		$ 21,137,313

-0.64%	Liabilities in excess of other assets		(126,207)

100.00%	Total Net Assets		$ 21,011,106

* Non-income producing securities.
(a) Security in default.

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:			$ 986,945
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:			(272,388)

Net unrealized appreciation			$ 714,557

Aggregate cost for federal income tax purposes is $20,422,756.

YIELDQUEST TAX-EXEMPT BOND FUND (Unaudited)
SCHEDULE OF INVESTMENTS			January 31, 2007
% of
Net Assets	Description	Principal	Value
54.07%	MUNICIPAL BONDS & NOTES
0.51%	Alabama
	Birmingham Jefferson Civic Center Authority, 4.125%, 7/1/2017	$ 100,000	$ 99,787
	City of Mobile, 5.375%, 8/15/2014	500,000	541,120
			640,907
0.45%	Arkansas
	Arkansas Development Finance Authority, 5.00%, 11/1/2014	220,000	235,866
	Arkansas River Power Authority, 5.25%, 10/1/2016	300,000	329,271
			565,137
0.50%	California
	Berryessa Union School District, 4.75%, 8/1/2016	100,000	104,465
	Chabot-Las Positas Community College District,
	Zero Coupon, 8/1/2014	500,000	369,765
	Oakland Redevelopment Agency, 5.50%, 2/1/2014	145,000	153,815
			628,045
0.60%	Colorado
	Douglas County School District, 7.00%, 12/15/2012	585,000	679,829
	Garfield-Pitkin-Eagle School District No. 001 Roaring Fork,
	5.25%, 12/15/2012	35,000	37,681
	Lower Colorado River Authority, 5.25%, 1/1/2015	25,000	27,294
			744,804
1.66%	Florida
	City of Dundee, 6.25%, 10/1/2011	50,000	55,202
	City of Lakeland Florida, 5.00%, 10/1/2018	555,000	595,382
	Lee County, 5.00%, 10/1/2016	690,000	736,485
	Orange County Health Facilities Authority, 5.75%, 12/1/2032	600,000	659,904
	Orlando Utilities Commission Water & Electric, 6.00%, 10/1/2010	30,000	32,210
			2,079,183
0.08%	Georgia
	City of Atlanta, Series A, 5.00%, 11/1/2029	35,000	35,977
	Fulton County Development Authority, 5.50%, 5/1/2033 (a)	105,000	66,628
			102,605
0.87%	Kansas
	Miami County Unified School District No. 416, 5.00%, 9/1/2016	1,000,000	1,084,650
4.63%	Illinois
	Bellwood, Series B, 4.45%, 12/1/2020	100,000	101,896
	Chicago O'Hare International Airport, 5.25%, 1/1/2016	260,000	283,527
	Chicago Transit Authority Capital Grant, 5.25%, 6/1/2009	500,000	515,940
	Cook County Community School District No 97-Oak Park,
	9.00%, 12/1/2015	300,000	408,141
	Cook County School District No 100-Berwyn South,
	8.10%, 12/1/2015	300,000	392,220
	Illinois Health Facilities Authority, 0.00%, 5/15/2029 ++	3,000,000	3,000,000
	Jackson & Williamson Counties Community High School
	District No. 165, 7.50%, 12/1/2009	250,000	274,163
	Oak Park Capital Appreciation Corp., Zero Coupon, 11/1/2013	500,000	379,605
	Orland Park, 4.125%, 12/1/2018	260,000	259,626
	Winnebago County, 4.25%, 12/30/2013	175,000	178,990
			5,794,108
2.41%	Indiana
	Decatur Township Multi-School Building Corp., 5.00%, 7/15/2015	605,000	651,125
	Greenfield Central Community Building Corp., 2.80%, 7/15/2008	100,000	98,041
	Hammond Local Public Improvement Bond Bank, 4.50%, 8/15/2017	895,000	911,495
	Hammond Public Library Leasing Corp., 5.00%, 7/10/2014	410,000	437,478
	Indiana Transportation Finance Authority, 5.50%, 12/1/2015	585,000	652,421
	Randolph Central School Building Corp., 4.75%, 7/15/2011	250,000	260,558
			3,011,118
1.41%	Iowa
	Polk County, 4.00%, 6/1/2020	1,150,000	1,111,832
	Sioux City Community School District, 4.00%, 10/1/2015	650,000	649,974
			1,761,806
0.90%	Louisiana
	Louisiana State UnRefunded Balance, Series A:
	5.00%, 8/1/2012	350,000	370,097
	5.00%, 7/15/2015	500,000	536,260
	5.25%, 10/15/2015	200,000	217,372
			1,123,729
0.53%	Massachusetts
	Commonwealth of Massachusetts:
	5.75%, 10/1/2012	500,000	532,955
	Series D, 6.00%, 11/1/2013	25,000	28,162
	Dedham-Westwood Water District, 2.00%, 10/15/2007	100,000	98,297
			659,414
0.39%	Michigan
	Detroit, 5.00%, 4/1/2012	50,000	52,592
	Itawamba Community College District, 5.00%, 2/1/2011	50,000	52,183
	Plymouth-Canton Community School District, 5.25%, 5/1/2015	350,000	378,133
			482,908
0.31%	Mississippi
	State of Mississippi, 6.00%, 9/1/2011	265,000	289,597
	State of Mississippi Local System Bridge Rehabilitation Fund
	Project, 4.25%, 8/1/2016	100,000	101,017
			390,614
2.09%	Missouri
	City of St. Louis, 5.00%, 7/1/2015	825,000	883,979
	County of St. Louis Annual Appropriation, 5.00%, 2/15/2018	1,000,000	1,066,550
	Joint Municipal Electric Utility Commission, 5.00%, 1/1/2015	620,000	663,381
			2,613,910
2.52%	Nevada
	Clark County:
	4.50%, 6/1/2018	275,000	283,008
	5.00%, 11/1/2017	825,000	888,888
	North Las Vegas Local Improvement, 4.125%, 12/1/2014	290,000	294,153
	State of Nevada Water Pollution Control, 3.25%, 8/1/2010	250,000	243,693
	Truckee Meadows Water Authority, 5.25%, 7/1/2034	340,000	359,955
	Washoe County School District, 5.25%, 6/1/2014	1,000,000	1,084,550
			3,154,247
1.60%	New Jersey
	City of Clifton, 4.25%, 8/1/2017	560,000	571,850
	East Orange, 4.125%, 11/1/2017	1,115,000	1,121,043
	State Educational Facilities Authority, 4.25%, 3/1/2012	300,000	304,251
			1,997,144
1.55%	New Mexico
	City of Gallup JT Utility Revenue, 5.00%, 6/1/2014	820,000	869,954
	State Transportation Commission, 5.50%, 6/15/2013	1,000,000	1,067,270
			1,937,224
2.81%	New York
	City of New York:
	3.90%, 9/1/2016	100,000	98,272
	5.00%, 8/1/2014	500,000	535,755
	Series G, 5.25%, 8/1/2007	45,000	45,334
	City of Utica, 4.75%, 4/1/2015	335,000	355,435
	Erie County, 5.00%, 12/1/2015	100,000	107,907
	New York City Municipal Water Finance Authority,
	2.375%, 6/15/2010	50,000	46,640
	New York City, Public Improvements, 5.25%, 8/1/2014	850,000	912,705
	New York City Transitional Finance Authority,
	5.25%, 8/1/2012	750,000	803,805
	5.50%, 5/1/2025	300,000	314,511
	Troy Industrial Development Authority, 4.05%, 4/1/2037 ++	290,000	290,113
			3,510,477
0.37%	North Carolina
	Eastern Municipal Power Agency, 5.00%, 1/1/2017	435,000	468,243
1.45%	Oklahoma
	Tulsa County Public Facilities Authority, 6.95%, 11/1/2011	1,670,000	1,814,338
0.92%	Ohio
	City of Cleveland, Various Purpose, 5.25%, 12/1/2013	570,000	618,912
	County of Jefferson, 5.70%, 12/1/2013	30,000	33,357
	New Albany Plain Local School District, 3.875%, 12/1/2017	500,000	493,235
			1,145,504
0.61%	Pennsylvania
	Philadelphia Authority for Industrial Development, 5.00%, 12/1/2016	500,000	538,570
	St. Clair Area School District, 2.15%, 11/15/2008	235,000	225,802
			764,372
0.40%	Puerto Rico
	Highway & Transportation Authority, 5.50%, 7/1/2016	445,000	499,477
1.57%	South Carolina
	Beaufort County, 8.00%, 3/1/2016	850,000	1,107,278
	State Economic Development, 3.00%, 8/1/2020	1,000,000	859,630
			1,966,908
14.44%	Texas
	Arlington Independent School District, 5.00%, 2/15/2013	1,000,000	1,060,780
	Birdville Independent School District, Zero coupon, 2/15/2012	465,000	379,919
	Brazoria County Municipal Utility District No. 26, 4.60%, 9/1/2028	100,000	100,957
	Bryan Waterworks & Sewer, 4.25%, 7/1/2018	90,000	90,452
	City of Corpus Christi Utilities Systems,
	5.25%, 7/15/2016	950,000	1,043,404
	5.50%, 7/15/2009	50,000	52,001
	City of Dallas, 5.00%, 10/1/2011	600,000	629,646
	Conroe Independent School District, 5.00%, 2/15/2014	750,000	800,280
	Corsicana County, 4.00%, 2/15/2010	300,000	301,698
	Dallas County Community College District, 5.375%, 2/15/2018	1,095,000	1,144,516
	Dallas-Fort Worth International Airport Facilities Improvement Corp.
	6.00%, 11/1/2014	140,000	141,294
	7.25%, 11/1/2030	300,000	306,132
	Ennis Independent School District:
	4.00%, 8/15/2017	850,000	842,070
	5.00%, 8/15/2020	875,000	935,165
	Klein Independent School District, 5.50%, 8/1/2015	1,505,000	1,673,003
	Laguna-Madre Water District, 4.50%, 3/1/2024	595,000	596,743
	La Joya Independent School District, 5.00%, 2/15/2012	500,000	526,750
	Leander Independent School District, 5.375%, 8/15/2017	550,000	590,832
	Lewisville Independent School District, 5.00%, 8/15/2012	1,000,000	1,058,290
	Rowlett CTFS, 4.50%, 2/15/2014	715,000	741,140
	Midlothian, 5.50%, 8/15/2013	175,000	191,314
	North East Independent School District, 5.25%, 8/1/2011	140,000	148,246
	Pearland Waterworks & Sewer Systems,
	5.50%, 9/1/2012	830,000	898,932
	6.00%, 9/1/2011	135,000	146,999
	Port Arthur Independent School District, 5.00%, 2/15/2014	840,000	896,314
	Northwest Harris County Municipal Utility District No. 5
	5.50%, 5/1/2016	585,000	653,141
	San Benito Consolidated Independent School District,
	5.00%, 2/15/2012	450,000	474,075
	San Marcos, 4.45%, 8/15/2021	140,000	140,979
	Southlake Waterworks & Sewer Systems, 4.00%, 2/15/2017	285,000	282,441
	Texas State Turnpike Authority, Zero coupon, 8/15/2015	705,000	495,834
	Texas Municipal Power Agency, Zero coupon, 9/1/2010	250,000	217,400
	Texas State Tax & Revenue Anticipation Notes, 5.00%, 4/1/2010	170,000	176,004
	Waco Texas CTFS Obligation, 4.40%, 2/1/2029	340,000	335,750
			18,072,501
0.45%	Utah
	Alpine School District, 4.25%, 3/15/2013	500,000	511,055
	Central Utah Water Conservancy District, 4.25%, 4/1/2008	50,000	50,323
			561,378
0.08%	Virginia
	Suffolk, 2.50%, 8/1/2007	100,000	99,159
2.30%	Washington
	County of King, Series B, 5.85%, 12/1/2013	25,000	25,946
	Kitsap County, 4.20%, 12/1/2007	150,000	150,632
	Klickitat County Public Utility District, 5.25%, 12/1/2013	1,000,000	1,065,200
	Washington State University:
	4.00%, 10/1/2016	570,000	570,428
	4.00%, 10/1/2017	555,000	551,171
	Yakima County School District No. 201 Sunnyside,
	4.50%, 12/1/2017	500,000	514,750
			2,878,127
2.50%	West Virginia
	West Virginia Water Development Authority, 2.50%, 10/1/2007	125,000	123,570
	State Hospital Finance Authority, 0.00%, 9/1/2030 ++	3,000,000	3,000,000
			3,123,570
3.16%	Wisconsin
	Monona Grove School District, 4.50%, 5/1/2019	1,225,000	1,248,128
	State of Wisconsin:
	5.00%, 7/1/2011	900,000	939,321
	6.25%, 5/1/2012	235,000	261,510
	Wisconsin Health & Educational Facilities Authority,
	4.85%, 8/1/2029 ++	1,500,000	1,500,000
			3,948,959
	Total Municipal Bonds & Notes
	(Cost $67,578,071)		67,624,566

0.61%	GOVERNMENT BONDS
0.07%	Canada
	Canadian Government, 2.75%, 12/1/2007	110,000	92,099
0.15%	New Zealand
	New Zealand Government:
	6.00%, 11/15/2011	135,000	91,396
	6.00%, 12/15/2017	135,000	92,741
			184,137
0.39%	United Kingdom
	New S Wales Treasury Crp.:
	5.55%, 8/1/2014	120,000	88,966
	7.00%, 12/1/2010	500,000	396,928
			485,894
	Total Government Bonds
	(Cost $754,922)		762,130

1.96%	DOMESTIC BONDS
0.39%	Diversified Financial Services
	GMAC LLC:
	6.75%, 12/1/2014	230,000	233,712
	6.875%, 9/15/2011	250,000	253,965
			487,677
1.38%	Casino Hotels
	Harrah's Operating Co., Inc.:
	5.375%, 12/15/2013	500,000	446,423
	5.50%, 7/1/2010	300,000	295,122
	6.50%, 6/1/2016	500,000	456,042
			1,197,587
	MGM Mirage:
	6.75%, 4/1/2013	175,000	172,594
	6.875%, 4/1/2016	175,000	169,750
	8.50%, 9/15/2010	175,000	188,563
			530,907
0.19%	Retail-Building Products
	Home Depot, Inc., 5.40%, 3/1/2016	250,000	241,899

	Total Domestic Bonds
	(Cost $2,471,388)		2,458,070

2.27%	COMMON STOCKS	Shares
0.16%	Diversified Financial Services
	CharterMac	9,260	195,571
1.12%	REITS (Real Estate Investment Trust)
	American Home Mortgage Investment Corp.	16,845	588,564
	Annaly Capital Management, Inc.	5,725	78,891
	New Century Financial Corp.	10,000	302,700
	Thornburg Mortgage, Inc.	15,905	427,845
			1,398,000
0.99%	Royalty Trusts
	BP Prudhoe Bay Royalty Trust	2,985	218,204
	Hugoton Royalty Trust	8,455	212,981
	Permian Basin Royalty Trust	13,395	212,981
	Provident Energy Trust	18,775	195,636
	San Juan Basin Royalty Trust	6,090	200,787
	Santa Fe Energy Trust	6,410	198,710
			1,239,299
	Total Common Stocks
	(Cost $2,801,921)		2,832,870

40.21%	EXCHANGE TRADED / CLOSED-END FUNDS
0.77%	Asset Allocation Closed-End Funds
	Pioneer Tax Advantaged Balanced Fund	66,944	960,646
0.85%	Equity Closed-End Funds
	AIM Select Real Estate Income Fund	23,800	408,884
	Cohen & Steers Select Utility Fund, Inc.	26,864	650,377
			1,059,261
0.18%	Equity ETF
	Market Vectors Gold Miners	5,755	227,898
36.84%	Municipal Closed-End Funds
	BlackRock Florida Insured Municipal Income Trust	25,029	352,658
	BlackRock Insured Municipal Term Trust	231,575	2,287,961
	BlackRock MuniEnhanced Fund, Inc.	19,900	214,323
	BlackRock MuniHoldings California Insured Fund, Inc.	20,000	284,200
	BlackRock MuniHoldings Florida Insured Fund	42,600	585,750
	BlackRock MuniHoldings Insured Fund II, Inc.	27,600	357,696
	BlackRock MuniHoldings Insured Fund, Inc.	18,000	233,460
	BlackRock MuniYield Florida Fund	7,300	100,813
	BlackRock MuniYield Florida Insured Fund	4,000	54,960
	BlackRock MuniYield Insured Fund, Inc.	17,000	239,700
	Colonial Insured Municipal Fund	3,900	52,728
	Delaware Investments Minnesota Municipal Income Fund II, Inc.	15,187	222,185
	DWS Municipal Income Trust	265,234	2,997,144
	DWS Strategic Municipal Income Trust	24,475	302,511
	Eaton Vance Insured Michigan Municipal Bond Fund	7,800	111,930
	Eaton Vance Insured Municipal Bond Fund II	8,150	127,466
	Eaton Vance Massachusetts Municipal Income Fund	3,800	57,380
	Eaton Vance Municipal Income Trust	69,577	1,108,361
	Investment Grade Municipal Fund, Inc.	37,800	520,128
	MBIA Capital/Claymore Managed Duration Investment Grade
	Municipal Fund	184,109	2,409,986
	Nuveen Arizona Premium Income Municipal Fund, Inc.	49,250	686,052
	Nuveen Connecticut Premium Income Municipal Fund	20,900	299,915
	Nuveen Florida Investment Quality Municipal Fund	231,669	3,241,049
	Nuveen Florida Quality Income Municipal Fund	193,755	2,704,819
	Nuveen Georgia Premium Income Municipal Fund	17,925	263,498
	Nuveen Insured California Premium Income Municipal Fund 2	47,800	671,112
	Nuveen Insured Florida Premium Income Municipal Fund	25,355	379,310
	Nuveen Insured Florida Tax Free Advantage Municipal Fund	31,857	430,069
	Nuveen Insured Massachusetts Tax-Free Advantage Municipal Fund	9,900	135,234
	Nuveen Insured Municipal Opportunity Fund, Inc.	6,000	88,920
	Nuveen Insured Premium Income Fund 2	160,697	2,113,165
	Nuveen Insured Quality Municipal Fund, Inc.	88,675	1,298,202
	Nuveen Massachusetts Premium Income Municipal Fund	39,100	554,438
	Nuveen Michigan Quality Income	33,772	496,448
	Nuveen New Jersey Investment Quality Municipal Fund	231,413	3,286,064
	Nuveen New York Investment Quality Municipal Fund	2,000	28,140
	Nuveen North Carolina Dividend Advantage Municipal Fund 2	6,200	92,442
	Nuveen North Carolina Dividend Advantage Municipal Fund 3	20,200	288,658
	Nuveen North Carolina Premium Income Municipal Fund	90,030	1,288,329
	Nuveen Ohio Dividend Advantage Municipal Fund	2,700	40,770
	Nuveen Ohio Quality Income Municipal Fund	31,421	491,738
	Nuveen Pennsylvania Investment Quality Municipal Fund	213,224	2,923,301
	Nuveen Pennsylvania Premium Income 2	117,925	1,597,883
	Nuveen Premier Municipal Income Fund, Inc.	98,766	1,371,859
	Nuveen Premium Income Municipal Fund 2	5,000	70,700
	Nuveen Virginia Premium Income Municipal Fund	25,300	409,860
	Pioneer Municipal High Income Advantaged Trust	53,910	824,823
	Pioneer Municipal High Income Trust	65,341	962,473
	Putnam High Yield Municipal Trust	59,810	441,398
	Putnam Investment Grade Municipal Trust	107,871	1,084,104
	Putnam Municipal Bond Fund	310	3,875
	Putnam Municipal Opportunities Trust	107,304	1,290,867
	Van Kampen Advantage Municipal Income Trust II	80,223	1,089,428
	Van Kampen Pennsylvania Value Municipal Income Trust	139,658	1,988,730
	Western Asset Intermediate Muni Fund, Inc.	58,684	534,611
			46,093,624
1.56%	Taxable Fixed Income Closed-End Funds
	BlackRock Income Trust, Inc.	171,224	1,068,437
	Duff & Phelps Utility and Corporate Bond Trust, Inc.	17,800	207,370
	MFS Charter Income Trust	35,000	296,800
	MFS Intermediate Income Trust	62,600	388,120
			1,960,727
	Total Exchange Traded / Closed-End Funds
	(Cost $48,892,522)		50,302,156

0.16%	PURCHASED OPTIONS *	Contracts
	Consumer Discretionary Select Sector SPDR Fund
	Puts @ $38, Expire Feb. 2007	34	170
	Financial Select Sector SPDR Fund
	Puts @ $37, Expire Feb. 2007	16	400
	iShares Dow Jones U.S. Real Estate Index Fund
	Puts @ $82, Expire Feb. 2007	36	270
	Puts @ $85, Expire Mar. 2007	129	4,515
	Puts @ $86, Expire Mar. 2007	501	27,555
	Puts @ $87, Expire Mar. 2007	234	16,380
	Puts @ $88, Expire Mar. 2007	264	22,440
	Puts @ $89, Expire Mar. 2007	75	8,250
			79,410
	iShares FTSE/Xinhua China 25 Index Fund
	Puts @ $102, Expire Feb. 2007	45	8,550
	iShares Lehman 20+ Year Treasury Bond Fund
	Puts @ $86, Expire Mar. 2007	595	26,775
	Puts @ $87, Expire Mar. 2007	151	15,553
			42,328
	iShares MSCI Emerging Markets Index Fund
	Puts @ $110, Expire Feb. 2007	54	5,670
	iShares Russell 2000 Index Fund
	Puts @ $76, Expire Feb. 2007	108	2,160
	Puts @ $78, Expire Feb. 2007	22	1,320
	Puts @ $78, Expire Mar. 2007	190	22,800
			26,280
	Nasdaq-100 Trust Series 1
	Puts @ $43, Expire Feb. 2007	287	7,175
	SPDR Trust Series 1
	Puts @ $139, Expire Feb. 2007	120	1,920
	Puts @ $142, Expire Feb. 2007	13	650
	Puts @ $141, Expire Mar. 2007	51	4,845
	Puts @ $142, Expire Mar. 2007	154	20,020
			27,435
	Telecom HOLDRs Trust
	Puts @ $30, Expire Feb. 2007	296	2,960

	Total Purchased Options
	(Cost $396,564)		200,378

1.53%	SHORT-TERM INVESTMENTS	Shares
1.53%	Money Market Fund
	Federated Tax-Free Obligations Fund
	3.18%, 2/1/2007
	(Cost $1,909,274)	1,909,274	1,909,274

100.81%	Total Investments
	(Cost $124,804,662)		$ 126,089,444

-0.81%	Liabilities in excess of other assets		(964,052)

100.00%	Total Net Assets		$ 125,125,392

++ Variable rate security.
* Non-income producing securities.
(a) Security in default.

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:			$ 1,867,903
Aggregate gross unrealized appreciation for all investments for which there was an
excess of cost over value:			(583,121)

Net unrealized appreciation			$ 1,284,782

Aggregate cost for federal income tax purposes is $124,804,662.

		Number of	Unrealized
	FUTURES CONTRACTS	Contracts	Gain/Loss
	Copper Futures Contracts maturing Mar. 2007,
	(Underlying Face Amount at Value $79,475)	1	$ (14,613)

	Crude Oil Futures Contracts maturing Mar. 2007,
	(Underlying Face Amount at Value $313,140)	6	35,700

	Gasoline RBOB Futures Contracts maturing Mar. 2007
	(Underlying Face Amount at Value $59,392)	1	5,809

	Gold APR Futures Contracts maturing Mar. 2007,
	(Underlying Face Amount at Value $63,620)	1	2,170

	Heating Oil Futures Contracts maturing Mar. 2007,
	(Underlying Face Amount at Value $127,344)	2	14,095

	Lumber Futures Contracts maturing Mar. 2007
	(Underlying Face Amount at Value $309,769)	10	(32,899)

	Natural Gas Futures Contracts maturing Mar. 2007,
	(Underlying Face Amount at Value $142,100)	2	11,240

	Platinum Futures Contracts maturing Apr. 2007,
	(Underlying Face Amount at Value $56,450)	1	2,665

	Silver Futures Contracts maturing Mar. 2007,
	(Underlying Face Amount at Value $70,000)	1	(2,150)

	US 2 Year Note (CBT) Futures Contracts maturing Mar. 2007,
	(Underlying Face Amount at Value $-5,144,079)	(25)	15,266

	US 5 Year Note (CBT) Futures Contracts maturing Mar. 2007,
	(Underlying Face Amount at Value $-4,206,250)	(40)	40,938

	US 10 Year Futures Contracts maturing Mar. 2007,
	(Underlying Face Amount at Value $-2,718,633)	(25)	38,859

	US Long Bond Futures Contracts maturing Mar. 2007,
	(Underlying Face Amount at Value $-1,818,610)	(16)	42,063

	World Sugar #11 Futures Contracts maturing Mar. 2007,
	(Underlying Face Amount at Value $63,392)	5	(4,032)

	Total Futures Contracts		155,111

YIELDQUEST TOTAL RETURN BOND FUND (Unaudited)
SCHEDULE OF INVESTMENTS			January 31, 2007
% of
Net Assets	Description	Principal	Value
20.63%	CORPORATE BONDS & NOTES
4.34%	Airlines
	American Airlines, Inc.:
	6.817%, 5/23/2011	$ 402,000	$ 404,261
	6.977%, 5/23/2021	1,055,582	1,043,047
	7.377%, 5/23/2019	61,123	60,549
	7.379%, 5/23/2016	244,548	238,586
	7.858%, 10/1/2011	100,000	108,812
	AMR Corp.:
	9.75%, 8/15/2021	469,000	471,345
	9.88%, 6/15/2020	343,000	343,000
	10.55%, 3/12/2021	100,000	96,500
	Continental Airlines, Inc.:
	6.648%, 9/15/2017	349,921	363,261
	6.703%, 6/15/2021	137,814	143,413
	6.748%, 3/15/2017	347,999	346,476
	7.033%, 6/15/2011	284,556	284,734
	7.461%, 4/1/2013	113,097	113,167
	7.461%, 4/1/2015	503,138	522,319
	7.566%, 3/15/2020	68,269	69,676
	8.56%, 7/2/2014	99,937	101,748
	Delta Airlines, Inc.:
	6.619%, 3/18/2011	353,104	353,325
	7.711%, 9/18/2011	925,000	917,484
	7.90%, 12/15/2009 (a)	165,000	101,887
	7.92%, 11/18/2010	700,000	696,937
	8.30%, 12/15/2029 (a)	1,500,000	930,000
	9.00%, 5/15/2016 (a)	635,000	390,525
	9.25%, 3/15/2022 (a)	165,000	101,063
	9.75%, 5/15/2021 (a)	165,000	101,063
	Northwest Airlines, Inc.:
	6.841%, 4/1/2011	100,000	99,938
	7.041%, 4/1/2022	70,289	70,860
	Southwest Airlines Co., 7.22%, 7/1/2013	149,424	152,295
	United Airlines:
	6.602%, 9/1/2013	439,323	445,638
	7.032%, 10/1/2010	436,100	444,004

			9,515,913
0.78%	Auto Manufacturers
	DaimlerChrysler NA Holdings, 5.875%, 3/15/2011	1,000,000	1,003,179
	General Motors Nova Scotia Finance Co., 6.85%, 10/15/2008	700,000	700,000
			1,703,179
0.12%	Chemicals
	Eastman Chemicals Co., 7.625%, 6/15/2024	250,000	271,201
0.34%	Communications
	Deutsche Telekom International Finance BV, 5.375%, 3/23/2011	250,000	249,269
	Verizon Communications, Inc., 5.35%, 2/15/2011	500,000	499,401
			748,670
6.95%	Diversified Financial Services
	American General Finance Corp., 5.375%, 10/1/2012	500,000	497,797
	Bank of America Corp.:
	4.75%, 8/1/2015	750,000	717,157
	5.75%, 8/15/2016	600,000	610,192
	Boeing Capital Corp., 6.10%, 3/1/2011	300,000	309,220
	Countrywide Financial Corp., 6.25%, 5/15/2016	225,000	230,851
	Credit Suisse USA, Inc., 6.50%, 1/15/2012	80,000	84,066
	Ford Motor Credit Co.:
	7.00%, 10/1/2013	450,000	429,837
	7.25%, 10/25/2011	450,000	439,591
	7.875%, 6/15/2010	450,000	456,940
	9.875%, 8/10/2011	1,000,000	1,071,664
	General Electric Capital Corp.:
	4.375%, 11/21/2011	230,000	221,568
	5.00%, 1/8/2016	500,000	486,053
	5.45%, 1/15/2013	900,000	904,350
	6.00%, 6/15/2012	500,000	515,643
	6.875%, 11/15/2010	250,000	263,282
	General Motors Acceptance Corp.:
	5.85%, 1/14/2009	1,115,000	1,109,220
	6.75%, 12/1/2014	870,000	884,043
	6.875%, 9/15/2011	950,000	965,067
	8.00%, 11/1/2031	360,000	406,382
	Goldman Sachs Group LP, 4.50%, 6/15/2010	80,000	78,183
	Goldman Sachs Group, Inc.:
	5.25%, 4/1/2013	300,000	296,825
	6.60%, 1/15/2012	1,000,000	1,053,112
	HSBC Household Finance Corp.:
	5.875%, 2/1/2009	80,000	80,956
	7.00%, 5/15/2012	500,000	536,644
	International Lease Finance Corp., 4.875%, 9/1/2010	200,000	196,570
	Morgan Stanley, 6.60%, 4/1/2012	500,000	526,647
	Residential Capital Corp.:
	6.00%, 2/22/2011	440,000	438,038
	6.125%, 11/21/2008	440,000	441,646
	6.375%, 6/30/2010	440,000	444,010
	Toll Brothers Finance Corp., 6.875%, 11/15/2012	550,000	564,802
			15,260,355
0.23%	Diversified Manufacturing Operations
	Siemens Financieringsmat, 5.75%, 10/17/2016	500,000	502,350
0.23%	Food
	Kraft Food, Inc., 5.625%, 11/1/2011	500,000	504,083
0.42%	Healthcare Services
	UnitedHealth Group, Inc., 3.30%, 1/30/2008	940,000	919,752
0.86%	Home Builders
	Centex Corp., 5.45%, 8/15/2012	350,000	344,363
	DR Horton, Inc., 5.625%, 9/15/2014	250,000	244,246
	KB Home & Broad Home Corp., 6.25%, 6/15/2015	625,000	590,343
	K. Hovnanian Enterprises, Inc., 8.625%, 1/15/2017	350,000	371,000
	Pulte Homes, Inc., 5.20%, 2/15/2015	350,000	332,886
			1,882,838
0.46%	Insurance
	Berkshire Hathaway Finance Corp., 4.125%, 1/15/2010	450,000	436,732
	Metlife, Inc., 5.00%, 6/15/2015	600,000	578,805
			1,015,537
0.24%	Leisure Time
	Royal Caribbean Cruises, Ltd., 8.75%, 2/2/2011	175,000	191,763
	Sabre Holdings Corp., 7.35%, 8/1/2011	350,000	340,724
			532,487
3.18%	Lodging
	Harrahs Operating Co., Inc.:
	5.375%, 12/15/2013	1,780,000	1,589,264
	5.50%, 7/1/2010	975,000	959,147
	6.50%, 6/1/2016	1,775,000	1,618,949
	Hilton Hotels Corp., 7.625%, 12/1/2012	650,000	680,104
	MGM Mirage:
	6.75%, 4/1/2013	475,000	468,469
	6.875%, 4/1/2016	475,000	460,750
	8.50%, 9/15/2010	475,000	511,813
	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/1/2012	650,000	695,195
			6,983,691
0.10%	Media
	AOL Time Warner, Inc., 6.75%, 4/15/2011	200,000	208,827
0.04%	Mining
	Alcoa, Inc., 6.00%, 1/15/2012	80,000	81,969

0.28%	Miscellaneous Manufacturing
	Eastman Kodak, 3.625%, 5/15/2008	260,000	255,008
	Eastman Kodak, 7.25%, 11/15/2013	350,000	354,407
			609,415
1.48%	Retail
	Home Depot, 5.40%, 3/1/2016	2,150,000	2,080,329
	Sears Roebuck Acceptance Corp.:
	6.25%, 5/1/2009	225,000	225,504
	7.00%, 2/1/2011	500,000	509,442
	6.70%, 4/15/2012	430,000	427,217
			3,242,492
0.14%	Software
	Oracle Corp. and Ozark Holding, Inc., 5.00%, 1/15/2011	300,000	296,562
0.44%	Telecommunications
	AT&T, Inc., 4.125%, 9/15/2009	280,000	271,837
	Cisco Systems, Inc., 5.25%, 2/22/2011	500,000	500,076
	Verizon Global Funding Corp., 7.25%, 12/1/2010	180,000	191,515
			963,428
	Total Corporate Bonds & Notes
	(Cost $44,893,632)		45,242,749

4.83%	MORTGAGE-BACKED SECURITIES
	Fannie Mae Benchmark REMIC, 6.00%, 6/25/2016	861,429	862,442
	Federal Home Loan Mortgage Corp.:
	4.75%, 7/15/2015, Series R002	1,403,507	1,379,820
	5.125%, 12/15/2013, Series R004	1,500,790	1,488,074
	5.125%, 10/15/2015, Series R003	794,482	786,895
	5.50%, 12/15/2018, Series R005	881,749	878,676
	5.75%, 12/15/2018, Series R006	858,369	857,758
	5.75%, 12/15/2018, Series R009	4,346,683	4,348,907
	Total Mortgage-Backed Securities
	(Cost $10,585,218)		10,602,572

10.70%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 3.50%, 4/15/2009	100,000	96,723
	Federal Home Loan Bank System, 3.875%, 2/12/2010	150,000	145,093
	Federal Home Loan Bank System, 4.375%, 3/17/2010	150,000	147,245
	Freddie Mac, 5.50%, 7/18/2016	500,000	513,765
	United States Treasury Notes:
	4.50%, 2/28/2011	1,290,000	1,274,984
	4.625%, 8/31/2011	2,975,000	2,952,107
	4.625%, 12/31/2011	2,000,000	1,982,970
	4.625%, 11/15/2016	5,000,000	4,924,220
	4.75%, 12/31/2008	2,000,000	1,994,064
	4.875%, 5/31/2011	2,400,000	2,405,906
	4.875%, 2/15/2012	450,000	451,793
	4.875%, 8/15/2016	4,050,000	4,063,292
	5.125%, 6/30/2011	2,500,000	2,530,275
	Total U.S. Government & Agency
	(Cost $23,383,708)		23,482,437

9.42%	FOREIGN BONDS
0.35%	Banks
	Inter-American Development Bank, 6.25%, 6/22/2016	1,000,000	661,317
	International Bank of Recon & Development:
	Zero coupon, 8/20/2007	150,000	98,992
			760,309
9.07%	Sovereign Bonds
	Bundesschatzanweisungen, 2.50%, 3/23/2007	3,548,000	4,602,773
	Canadian Government Bond, 2.75%, 12/1/2007	2,718,000	2,275,692
	Federated Republic of Brazil:
	7.875%, 3/7/2015	475,000	527,725
	12.50%, 1/5/2016	300,000	160,524
	Mexican Bonos, 8.00%, 12/17/2015	75,000	679,709
	New S Wales Treasury Corp.:
	5.50%, 8/1/2014	4,540,000	3,365,865
	7.00%, 12/1/2010	2,152,000	1,708,378
	8.00%, 3/1/2008	425,000	334,768
	New Zealand Government:
	6.00%, 11/15/2011	2,788,000	1,887,492
	6.00%, 12/15/2017	3,290,000	2,260,130
	TSY 5 2008, 5.00%, 3/7/2008	1,073,000	2,089,452
			19,892,508
	Total Foreign Bonds
	(Cost $20,431,926)		20,652,817

0.97%	MUNICIPAL BONDS
0.07%	Alabama
	City of Alabaster, 5.34%, 4/1/2017	170,000	164,047
0.20%	California
	Los Angeles County Pension, Zero coupon, 6/30/2008	135,000	125,244
	Thousand Oaks Redevelopment Agency, 5.00%, 12/1/2009	250,000	246,690
	Watsonville Redevelopment Agency, 5.20%, 9/1/2012	60,000	59,115
			431,049
0.11%	Georgia
	College Park Business & Industrial Development Authority,
	5.75%, 9/1/2015	250,000	252,175
0.07%	Illinois
	Aurora Metropolitan Exposition Auditorium & Office Building
	Authority, 3.00%, 7/1/2008	165,000	159,337
0.15%	Maine
	City of Auburn, 5.125%, 8/1/2011	330,000	327,634

0.07%	North Carolina
	City of Charlotte, Airport Revenue, Taxable Series C,
	4.05%, 7/1/2009	150,000	145,449
0.02%	New Jersey
	City of Orange Township, 5.17%, 12/1/2011	35,000	34,616
0.15%	Pennsylvania
	City of Washington, 5.40%, 9/1/2008	100,000	99,817
	County of Beaver, 5.00%, 12/15/2011	60,000	58,657
	Duquesne, 5.00%, 12/15/2013	170,000	164,337
			322,811
0.14%	South Carolina
	Richland-Lexington, Airport District, 6.59%, 1/1/2017	300,000	317,394

	Total Municipal Bonds
	(Cost $2,184,733)		2,154,512

0.30%	TAX-EXEMPT MUNICIPAL BONDS
0.06%	California
	Howell Mountain Elementary School District:
	Zero coupon, 8/1/2028	190,000	73,175
	Zero coupon, 8/1/2029	150,000	55,017
			128,192
0.05%	Florida
	Florida State Governmental Utility Authority, 4.625%, 7/1/2035	105,000	105,906
0.05%	Georgia
	Douglasville-Douglas County Water & Sewer Authority,
	5.625%, 6/1/2015	100,000	106,666
0.05%	Illinois
	Bellwood, 4.45%, 12/1/2020	100,000	101,896
0.04%	Michigan
	Detroit, 3.50%, 7/1/2014	100,000	97,013
0.05%	Texas
	Brazoria County Municipal Utility District No. 26, 4.60%, 9/1/2028	100,000	100,957

	Total Tax-Exempt Municipal Bonds
	(Cost $623,349)		640,630

4.10%	COMMON STOCK	Shares
0.60%	Financial Services
	Accredited Home Lenders Holding Co.	12,425	345,042
	CharterMac	45,705	965,290
			1,310,332
2.60%	REITS
	American Home Mortgage Investment Corp.	51,580	1,802,205
	Annaly Mortgage Management, Inc.	21,520	296,546
	MFA Mortgage Investments, Inc.	73,650	547,956
	New Century Financial Corp.	34,500	1,044,315
	Novastar Financial, Inc.	14,830	314,989
	Thornburg Mortgage, Inc.	63,135	1,698,332
			5,704,343
0.90%	Royalty Trusts
	BP Prudhoe Bay Royalty Trust	4,545	332,240
	Hugoton Royalty Trust	12,780	321,928
	Permian Basin Royalty Trust	20,330	323,247
	Provident Energy Trust	25,455	265,241
	San Juan Basin Royalty Trust	9,170	302,335
	Santa Fe Energy Trust	13,790	427,490
			1,972,481
	Total Common Stock
	(Cost $8,773,474)		8,987,156

0.25%	PREFERRED STOCK
0.11%	Banks
	BAC Capital Trust I, Callable @ $25.00, 12/15/2031	2,302	58,195
	Bank One Capital VI, 7.20%	2,862	72,008
	Comerica Capital Trust I, 7.60%, Callable @ $25.00	1,351	34,153
	Compass Capital III, 7.35%	1,568	39,482
	Wells Fargo Capital IV, 7.00%, Callable @ $25.00, 8/29/2006	1,165	29,544
			233,382
0.09%	Diversified Financial Services
	Citigroup Capital VII, 7.125%, Callable @ $25.00	2,098	53,331
	Citigroup Capital VIII, 6.95%, Callable @ $25.00	1,168	29,480
	Merrill Lynch Preferred Capital Trust III, 7.00%	1,559	39,739
	Merrill Lynch Preferred Capital Trust IV, 7.12%, Callable @ $25.00	1,320	33,899
	Morgan Stanley Capital Trust II, 7.25%, 7/31/31	1,360	34,177
			190,626
0.02%	Electric
	Georgia Power Capital Trust V, 7.125%	1,609	40,531
0.03%	Telecommunications
	US Cellular Corp., 8.75%, Callable @ $25.00	2,526	64,539
	Total Preferred Stock
	(Cost $533,818)		529,078

44.82%	EXCHANGE TRADED / CLOSED-END FUNDS
1.88%	Asset Allocation Closed-End Funds
	John Hancock Patriot Premium Dividend Fund II	83,050	949,262
	LMP Capital and Income Fund, Inc.	90,247	1,703,863
	Pioneer Tax Advantaged Balanced Fund	102,615	1,472,525
			4,125,650
1.22%	Commodity Funds
	iPath Dow Jones-AIG Commodity Index Total Return	15,450	756,432
	iPath Goldman Sachs Crude Oil Total Return Index	4,830	172,093
	iPath GSCI Total Return Index	39,960	1,573,625
	United States Oil Fund	3,560	171,806
			2,673,955
2.55%	Equity Closed-End Funds
	AIM Select Real Estate Income Fund	247,600	4,253,768
	Cohen & Steers Select Utility Fund, Inc.	55,050	1,332,761
			5,586,529
0.28%	Equity ETF
	Market Vectors Gold Miners	15,325	606,870
3.16%	Municipal Closed-End Funds
	BlackRock MuniEnhanced Fund Inc	50,742	546,491
	BlackRock MuniHoldings Florida Insured Fund	54,700	752,125
	BlackRock MuniHoldings Insured Fund II Inc	4,000	51,840
	BlackRock MuniHoldings Insured Fund Inc	40,800	529,176
	BlackRock MuniYield Insured Fund Inc	7,200	101,520
	BlackRock MuniYield Michigan Insured Fund Inc	27,900	400,086
	Delaware Investments Minnesota Municipal Income Fund II, Inc.	12,446	182,085
	DWS Municipal Income Trust	67,300	760,490
	Eaton Vance Municipal Income Trust	18,200	289,926
	MBIA Capital/Claymore Managed Duration Investment
	Grade Municipal Fund	4,101	53,682
	Nuveen Florida Investment Quality Municipal Fund	58,420	817,296
	Nuveen Florida Quality Income Municipal Fund	46,700	651,932
	Nuveen Insured Florida Premium Income Municipal Fund	1,700	25,432
	Nuveen Insured Quality Municipal Fund, Inc.	21,100	308,904
	Nuveen New Jersey Investment Quality Municipal Fund	15,200	215,840
	Nuveen Pennsylvania Investment Quality Municipal Fund	8,100	111,051
	Nuveen Pennsylvania Premium Income 2	11,900	161,245
	Nuveen Premier Municipal Income Fund, Inc.	28,109	390,434
	Putnam Municipal Bond Fund	5,571	69,638
	Van Kampen Pennsylvania Value Municipal Income Trust	35,718	508,624
			6,927,817
35.73%	Taxable Fixed Income Closed-End Funds
	ACM Managed Dollar Income Fund	76,286	606,474
	AllianceBernstein Income Fund	193,200	1,593,900
	BlackRock Core Bond Trust	425,189	5,472,182
	BlackRock Corporate High Yield Fund V, Inc.	57,200	805,376
	BlackRock Income Trust, Inc.	772,600	4,821,024
	BlackRock Preferred Income Strategies Fund, Inc.	122,590	2,543,743
	Duff & Phelps Utility and Corporate Bond Trust, Inc.	396,671	4,621,217
	DWS Global High Income Fund, Inc.	61,400	546,460
	First Trust/FIDAC Mortgage Income Fund	55,269	925,203
	Flaherty & Crumrine / Claymore Preferred Securities
	Income Fund, Inc.	31,265	680,014
	MFS Charter Income Trust	1,013,270	8,592,530
	MFS Government Markets Income Trust	128,600	837,186
	MFS Intermediate Income Trust	1,006,483	6,240,195
	MFS Multimarket Income Trust	747,800	4,531,668
	Montgomery Street Income Securities	22,731	395,292
	Morgan Stanley High Yield Fund, Inc.	99,000	596,970
	Putnam Master Intermediate Income Trust	351,467	2,270,477
	Putnam Premier Income Trust	696,000	4,496,160
	Transamerica Income Shares, Inc.	1,950	40,794
	Van Kampen Bond Fund	25,560	446,533
	Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.	258,564	2,707,165
	Western Asset Emerging Markets Debt Fund, Inc.	429,596	7,582,369
	Western Asset High Income Fund II, Inc.	76,356	860,532
	Western Asset High Income Opportunity Fund, Inc.	111,468	774,703
	Western Asset Inflation Management Fund, Inc.	160,187	2,529,353
	Western Asset Variable Rate Strategic Fund, Inc.	40,004	715,272
	Western Asset Worldwide Income Fund, Inc.	137,740	1,855,358
	Western Asset/Claymore US Treasury Inflation Protected
	Securities Fund	423,403	4,847,964
	Western Asset/Claymore US Treasury Inflation Protected
	Securities Fund II	467,812	5,459,366
			78,395,480
	Total Exchange Traded / Closed-End Funds
	(Cost $96,513,784)		98,316,301

0.28%	PURCHASED OPTIONS *	Contracts
	Consumer Discretionary Select Sector SPDR Fund
	Puts @ $38, Expire Feb. 2007	71	355
	Financial Select Sector SPDR Fund
	Puts @ $37, Expire Feb. 2007	28	700
	iShares Dow Jones US Real Estate Index Fund
	Puts @ $82, Expire Feb. 2007	61	458
	Puts @ $85, Expire Mar. 2007	217	7,595
	Puts @ $86, Expire Mar. 2007	1,226	67,430
	Puts @ $87, Expire Mar. 2007	602	42,140
	Puts @ $88, Expire Mar. 2007	645	54,825
	Puts @ $89, Expire Mar. 2007	216	23,760
			196,208
	iShares FTSE/Xinhua China 25 Index Fund
	Puts @ $102, Expire Feb. 2007	79	15,010
	iShares Lehman 20+ Year Treasury Bond Fund
	Calls @ $87, Expire Mar. 2007	636	73,140
	Calls @ $89, Expire Mar. 2007	1,964	78,560
	Puts @ $86, Expire Mar. 2007	1,718	77,310
	Puts @ $87, Expire Mar. 2007	253	26,059
			255,069
	iShares MSCI Emerging Markets Index Fund
	Puts @ $110, Expire Feb. 2007	140	14,700
	iShares Russell 2000 Index Fund
	Puts @ $76, Expire Feb. 2007	316	6,320
	Puts @ $78, Expire Feb. 2007	46	2,760
	Puts @ $78, Expire Mar. 2007	338	40,560
			49,640
	Nasdaq-100 Trust Series 1
	Puts @ $43, Expire Feb. 2007	789	19,725
	SPDR Trust Series 1
	Puts @ $139, Expire Feb. 2007	351	5,616
	Puts @ $142, Expire Feb. 2007	25	1,250
	Puts @ $141, Expire Mar. 2007	95	9,025
	Puts @ $142, Expire Mar. 2007	274	35,620
			51,511
	Telecom HOLDRs Trust
	Puts @ $30, Expire Feb. 2007	444	4,440

	Total Purchased Options
	(Cost $1,029,891)		607,358

3.04%	SHORT-TERM INVESTMENTS
3.04%	Money Market Fund
	BNY Hamilton Fund
	4.95%, 2/1/2007 (Cost $6,668,135)	6,668,135	$ 6,668,135

99.34%	Total Investments
	(Cost $215,621,668)		$ 217,883,745

0.66%	Assets in excess of other liabilities		1,555,873

100.00%	Total Net Assets		$ 219,439,618

+ Restricted security.
* Non-income producing securities.
(a) Security in default.

At January 31, 2007, net unrealized appreciation on investment securities, for federal income tax purposes, was as follows:

Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost:			$ 3,690,957
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value:			(1,428,879)

Net unrealized appreciation			$ 2,262,078

Aggregate cost for federal income tax purposes is $215,621,668.

		Number of	Unrealized
	FUTURES CONTRACTS	Contracts	Gain/Loss
	Copper Futures Contract maturing Mar 2007,
	(Underlying Face Amount at Value $151,100)	2	$ (21,375)

	Crude Oil Futures Contract maturing Mar 2007,
	(Underlying Face Amount at Value $521,900)	10	59,500

	Gasoline RBOB Futures Contract maturing Mar 2007,
	(Underlying Face Amount at Value $696,973)	12	85,436

	Gold Futures Contract maturing Apr 2007,
	(Underlying Face Amount at Value $63,620)	1	2,170

	Heating Oil Futures Contract maturing Mar 2007,
	(Underlying Face Amount at Value $254,705)	4	28,174

	Lumber Futures Contract maturing Mar 2007,
	(Underlying Face Amount at Value $712,494)	23	(75,693)

	Natural Gas Futures Contract maturing Mar 2007,
	(Underlying Face Amount at Value $282,400)	4	24,280

	Platinum Futures Contract maturing Apr 2007,
	(Underlying Face Amount at Value $112,900)	2	5,330

	Silver Futures Contract maturing Mar 2007,
	(Underlying Face Amount at Value $203,350)	3	200

	US 2 Year Note (CBT) Futures Contract maturing Mar 2007,
	(Underlying Face Amount at Value $21,185,715)	135	3,870

	US 5 Year Note (CBT) Futures Contract maturing Mar 2007,
	(Underlying Face Amount at Value $6,711,063)	64	(4,594)

	US 10 Year Futures Contract maturing Mar 2007,
	(Underlying Face Amount at Value $4,173,266)	39	(4,172)

	US Long Bond Futures Contract maturing Mar 2007,
	(Underlying Face Amount at Value $2,764,000)	25	(5,688)

	World Sugar #11 Futures Contract maturing Mar 2007,
	(Underlying Face Amount at Value $142,822)	11	(12,230)

	Total Futures Contracts		85,208

APPENDIX A:

SECURITY VALUATION:  The market value of portfolio securities is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makes, or pricing services. Debt securities held by the Funds are valued based on information furnished by independent pricing services or market quotations.   NASDAQ traded securities are valued at the NASDAQ Official Closing Price (NOCP).  ETFs, exchange-traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments having a maturity of 60 days or less are generally valued at amortized cost.   Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.

Certain securities or investments for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.  In unusual circumstances, the Board of Trustees, generally based upon recommendations provided by the Advisor, may value securities at fair value instead of valuing securities in the usual manner. Fair valuation may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close.

As a general principle, the "fair value" of a security is the amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining the fair value of a security. Rather, in determining the fair value of a security, the Fair Value Committee shall take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the portfolio manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Adviser or other funds and the method used to price the security in those funds; (vi) the extent to which the fair value to be determined for the security will result from the use of data or formulae produced by third parties independent of the Adviser; and (vii) the liquidity or illiquidity of the market for the security.  As of January 31, 2007, the funds held no securities in which market quotations were not readily available.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) YieldQuest Funds Trust

By        /s/Jay K. Chitnis, President

Date

3/27/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By         /s/Jay K. Chitnis, President

Date

3/27/07

By        /s/David Summers, Treasurer

Date

3/27/07